Related Party (Details) - Schedule of Transactions with Directors - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Transaction with Directors [Abstract]
Loan from Vestco, a related party to Board member and CEO Vincent Browne		$ 210	$ 210
Final payment made to Vestco on November 16, 2023			(210)
Total		$ 210